<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 3rd day of May, 2004.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 175
FORM 13F INFORMATION TABLE VALUE TOTAL: $531,888,606

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title
of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Altria Group, Inc.
American Capital Strategies
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Anthem, Inc.
Apache Corp.
Apollo Group Inc. CL A
Automatic Data Processing, Inc.
Avery Dennison Corp.
Bank of America Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
2824100
02209S103
24937104
26874107
31162100
35229103
03674B104
37411105
37604105
53015103
53611109
60505104
54937107
84670207
84670108

$10,704,257
$1,216,149
$1,765,106
$267,250
$5,280,970
$5,133,191
$4,116,363
$1,855,854
$253,840
$402,367
$7,115,472
$5,344,772
$15,484,996
$3,554,957
$11,448,517
$2,332,500


130,747
29,590
32,417
8,040
74,015
88,275
80,713
20,475
5,880
4,670
169,416
85,915
191,220
100,707
3,680
25

130,747
29,590
32,417
8,040
74,015
88,275
80,713
20,475
5,880
4,670
169,416
85,915
191,220
100,707
3,680
25



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Altria Group, Inc.
American Capital Strategies
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Anthem, Inc.
Apache Corp.
Apollo Group Inc. CL A
Automatic Data Processing, Inc.
Avery Dennison Corp.
Bank of America Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

130,747
29,590
32,417
8,040
74,015
88,275
80,713
20,475
5,880
4,670
169,416
85,915
191,220
100,707
3,680
25

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









BNP Residential Property, Inc.
Boston Scientific Corp.
BP Amoco PLC ADR
Burlington Resources, Inc.
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation
Coddle Creek Financial Inc

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

5564T103
101137107
55622104
122014103
136385101
139793103
14040H105
14149Y108
156880106
166764100
170388102
172062101
172474108
17275R102
172967101
191216100
191891100


     $424,119
     $423,800
  $1,078,835
     $254,520
     $294,892
  $1,964,439
$15,321,191
$14,437,030
  $1,544,382
     $516,410
  $2,281,800
     $607,952
     $843,356
  $5,829,262
$11,455,893
  $1,622,477
  $1,111,063


32,425
10,000
21,071
4,000
5,300
116,239
203,118
209,536
44,100
5,883
60,000
13,992
20,625
247,317
221,584
32,256
30,650


32,425
10,000
21,071
4,000
5,300
116,239
203,118
209,536
44,100
5,883
60,000
13,992
20,625
247,317
221,584
32,256
30,650










BNP Residential Property, Inc.
Boston Scientific Corp.
BP Amoco PLC ADR
Burlington Resources, Inc.
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation
Coddle Creek Financial Inc

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


32,425
10,000
21,071
4,000
5,300
116,239
203,118
209,536
44,100
5,883
60,000
13,992
20,625
247,317
221,584
32,256
30,650


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Coeur D Alene Mines CP
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
Columbia Acorn Fund
CommScope, Inc.
Community Bancshares, Inc. SC
ConocoPhillips
Conseco, Inc.
Countrywide Credit Inds.
Cresent Financial Corp.
CT Communications, Inc.
CVS Corp.
D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


192108108
194162103
19419B100
197199813
203372107
20343F190
20825C104
208464883
222372104
225744101
126426402
126650100
23331A109
24702R101
249030107
25179M103
254394109


  $546,000
$6,208,393
  $732,600
  $945,288
  $493,673
$1,487,211
  $533,231
  $264,024
$1,009,348
  $560,489
  $219,384
  $706,000
$9,486,241
$1,601,926
  $265,980
$3,093,871
$9,227,480


78,000
112,675
55,000
39,029
29,650
81,491
7,638
11,400
10,525
39,751
15,840
20,000
267,746
47,648
6,000
53,205
1,299,645


78,000
112,675
55,000
39,029
29,650
81,491
7,638
11,400
10,525
39,751
15,840
20,000
267,746
47,648
6,000
53,205
1,299,645









Coeur D Alene Mines CP
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
Columbia Acorn Fund
CommScope, Inc.
Community Bancshares, Inc. SC
ConocoPhillips
Conseco, Inc.
Countrywide Credit Inds.
Cresent Financial Corp.
CT Communications, Inc.
CVS Corp.
D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


78,000
112,675
55,000
39,029
29,650
81,491
7,638
11,400
10,525
39,751
15,840
20,000
267,746
47,648
6,000
53,205
1,299,645


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Disney, Walt Company
Donegal Group, Inc.
Duke Energy Corporation
Dupont de nemours E.I.
Dynamic Oil & Gas, Inc.
Eaton Corp
EMC Corp. MASS
Emerson Electric
Eurozinc Mining Corp.
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fedex Corporation
First Data Corporation
First INDL RLTY TR, Inc.
First State Bancorp
Frisby Technologies, Inc.
FX Energy, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


254687106
257701201
264399106
263534109
267906105
278058102
268648102
291011104
298804105
302290101
306137100
31428X106
319963104
32054K103
33645S100
358743102
302695101


  $809,776
  $801,600
  $891,254
  $229,297
$2,369,805
  $261,171
  $238,229
  $268,681
     $42,245
$2,267,736
$3,882,940
  $225,480
  $750,448
  $705,075
  $226,265
      $1,200
$3,773,396


32,404
40,000
39,436
5,431
673,240
4,648
17,504
4,484
85,000
54,526
521,200
3,000
17,800
17,850
7,670
100,000
402,281


32,404
40,000
39,436
5,431
673,240
4,648
17,504
4,484
85,000
54,526
521,200
3,000
17,800
17,850
7,670
100,000
402,281










Disney, Walt Company
Donegal Group, Inc.
Duke Energy Corporation
Dupont de nemours E.I.
Dynamic Oil & Gas, Inc.
Eaton Corp
EMC Corp. MASS
Emerson Electric
Eurozinc Mining Corp.
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fedex Corporation
First Data Corporation
First INDL RLTY TR, Inc.
First State Bancorp
Frisby Technologies, Inc.
FX Energy, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


32,404
40,000
39,436
5,431
673,240
4,648
17,504
4,484
85,000
54,526
521,200
3,000
17,800
17,850
7,670
100,000
402,281


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









General Dynamics Corp.
General Electric Company
General Maritime Corp.
Given Imaging
Glaxo Smith Kline PLC
Golden West Financial
Grainger, W.W.
Guidant Corporation
Harley Davidson, Inc.
Harvest Natural Res. Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Iberiabank Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


369550108
369604103
Y2692M103
M52020100
37733W105
381317106
384802104
401698105
412822108
41754V103
428236103
431284108
437076102
442120101
443510201
443683107
450828108



  $1,161,290
$15,840,166
  $1,227,823
$17,622,584
     $256,519
     $316,035
     $307,200
     $627,300
     $270,701
     $730,500
  $2,088,490
  $2,272,145
     $276,277
     $764,883
     $523,175
     $452,040
     $795,417



13,000
519,009
48,820
514,528
6,421
2,823
6,400
9,899
5,075
50,000
91,440
86,690
7,395
17,100
13,037
12,000
13,516



13,000
519,009
48,820
514,528
6,421
2,823
6,400
9,899
5,075
50,000
91,440
86,690
7,395
17,100
13,037
12,000
13,516











General Dynamics Corp.
General Electric Company
General Maritime Corp.
Given Imaging
Glaxo Smith Kline PLC
Golden West Financial
Grainger, W.W.
Guidant Corporation
Harley Davidson, Inc.
Harvest Natural Res. Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Iberiabank Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


13,000
519,009
48,820
514,528
6,421
2,823
6,400
9,899
5,075
50,000
91,440
86,690
7,395
17,100
13,037
12,000
13,516



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Intel Corp
International Business Machines
Ishares MSCI Eafe Index
Ishares MSCI Japan Index
Ishares S&P GLB ERG Sect
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Kellogg Company
Key Energy Services, Inc.
Krispy Kreme Doughnuts, Inc.
L-3 Communications Holdings, Inc.
Leggett & Platt, Inc.
Level 3 Communications, Inc.
Liberty Media New Ser A
Lilly, Eli & Co.
Lowes Companies Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


458140100
459200101
464287465
464286848
464287341
475070108
478160104
48666K109
487836108
492914106
501014104
502424104
524660107
52729N100
530718105
532457108
548661107



$10,006,445
    $977,361
    $274,704
    $980,474
    $653,804
  $1,464,201
$10,389,865
    $541,360
    $506,196
    $110,000
    $501,364
 $1,189,600
 $1,891,418
 $4,318,200
 $7,298,843
    $434,850
$18,364,114



367,884
10,642
1,940
90,200
10,650
26,617
204,847
6,700
12,900
10,000
14,600
20,000
79,773
1,079,550
666,561
6,500
327,171



367,884
10,642
1,940
90,200
10,650
26,617
204,847
6,700
12,900
10,000
14,600
20,000
79,773
1,079,550
666,561
6,500
327,171











Intel Corp
International Business Machines
Ishares MSCI Eafe Index
Ishares MSCI Japan Index
Ishares S&P GLB ERG Sect
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Kellogg Company
Key Energy Services, Inc.
Krispy Kreme Doughnuts, Inc.
L-3 Communications Holdings, Inc.
Leggett & Platt, Inc.
Level 3 Communications, Inc.
Liberty Media New Ser A
Lilly, Eli & Co.
Lowes Companies Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


367,884
10,642
1,940
90,200
10,650
26,617
204,847
6,700
12,900
10,000
14,600
20,000
79,773
1,079,550
666,561
6,500
327,171



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Maverick Tube Corp.
Max Re Capital Ltd.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Mylan Laboratories, Inc.
Nabors Industries Ltd.
National Commerce Financial Corp.
Natural Gas Services Group
Nokia Corp.
NovaGold Res. Inc.
Novogen Limited Sponsored ADR
Oil Service Holders Dep. RCPT
Pepsico, Inc.
PetroChina Co. ADR


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


577914104
G6052F103
585055106
589331107
591520200
592688105
594918104
628530107
G6359F103
63545P104
63886Q109
654902204
66987 E206
67010F103
678002106
713448108
71646E 100



$1,413,000
$1,885,405
$2,135,476
$5,552,401
 $232,200
 $333,000
  $15,813,922
$650,760
$205,875
   $2,086,155
$355,000
   $7,912,871
   $1,883,755
$425,250
$393,288
 $18,601,286
   $1,152,305



60,000
83,425
44,722
125,648
18,000
7,500
634,333
28,630
4,500
72,917
50,000
390,181
375,250
17,010
5,600
345,428
22,550



60,000
83,425
44,722
125,648
18,000
7,500
634,333
28,630
4,500
72,917
50,000
390,181
375,250
17,010
5,600
345,428
22,550











Maverick Tube Corp.
Max Re Capital Ltd.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Mylan Laboratories, Inc.
Nabors Industries Ltd.
National Commerce Financial Corp.
Natural Gas Services Group
Nokia Corp.
NovaGold Res. Inc.
Novogen Limited Sponsored ADR
Oil Service Holders Dep. RCPT
Pepsico, Inc.
PetroChina Co. ADR



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


60,000
83,425
44,722
125,648
18,000
7,500
634,333
28,630
4,500
72,917
50,000
390,181
375,250
17,010
5,600
345,428
22,550



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Pfizer, Inc.
Piedmont Natural Gas
Pimco Strategic Global Govt. Fd.
Pinnacle Financial Partners
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Republic Services, Inc.
Sara Lee Corporation
Schick Tech, Inc.
Seagate Technology
Serono SA ADR
ServiceMaster Co.
Sirius Satellite Radio
Sonoco Products
Sony Corp ADR New Com


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


717081103
720186105
72200X104
72346Q104
723787107
731068102
742718109
743263105
760759100
803111103
806683108
G7945J104
81752M101
81760N109
82966U103
835495102
835699307



$14,861,235
    $690,044
    $825,528
 $1,652,795
    $346,418
    $545,280
 $6,806,817
    $262,706
    $324,840
    $485,554
    $100,000
 $1,819,867
    $450,927
 $4,186,434
      $47,600
 $3,375,648
 $7,863,625



424,001
16,344
64,900
54,190
10,725
12,000
64,901
5,580
12,000
22,212
10,000
112,825
29,300
348,579
14,000
139,030
188,080



424,001
16,344
64,900
54,190
10,725
12,000
64,901
5,580
12,000
22,212
10,000
112,825
29,300
348,579
14,000
139,030
188,080











Pfizer, Inc.
Piedmont Natural Gas
Pimco Strategic Global Govt. Fd.
Pinnacle Financial Partners
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Republic Services, Inc.
Sara Lee Corporation
Schick Tech, Inc.
Seagate Technology
Serono SA ADR
ServiceMaster Co.
Sirius Satellite Radio
Sonoco Products
Sony Corp ADR New Com



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


424,001
16,344
64,900
54,190
10,725
12,000
64,901
5,580
12,000
22,212
10,000
112,825
29,300
348,579
14,000
139,030
188,080



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Southcoast Financial Corp.
Southern Community Cap II PFD 7.95%
Southern Community Financial
Southern Financial Bancorp
Southtrust Corp.
Spherion Corporation
Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Texas Instruments
Thermogenesis Corp.
Time Warner
Toyota Motor CP ADR
Travelers Property Casualty CL B


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


84129R100
842633208
842632101
842870107
844730101
848420105
855244109
858912108
867914103
871829107
87612E106
872275102
882508104
883623209
887315109
892331307
89420G406



     $230,000
     $166,500
  $2,906,905
  $4,240,702
     $250,102
     $118,770
     $613,494
     $479,600
  $1,167,364
$19,350,525
     $349,060
     $654,309
     $422,375
     $105,734
  $3,827,304
  $4,734,103
     $243,110



10,000
15,000
259,777
95,083
7,540
11,610
16,200
10,000
16,746
495,532
7,750
12,812
14,455
26,768
227,005
63,545
14,077



10,000
15,000
259,777
95,083
7,540
11,610
16,200
10,000
16,746
495,532
7,750
12,812
14,455
26,768
227,005
63,545
14,077











Southcoast Financial Corp.
Southern Community Cap II PFD 7.95%
Southern Community Financial
Southern Financial Bancorp
Southtrust Corp.
Spherion Corporation
Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Texas Instruments
Thermogenesis Corp.
Time Warner
Toyota Motor CP ADR
Travelers Property Casualty CL B



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


10,000
15,000
259,777
95,083
7,540
11,610
16,200
10,000
16,746
495,532
7,750
12,812
14,455
26,768
227,005
63,545
14,077



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Triad Guaranty Inc.
Tribune Co
Tyco Intl Ltd New
Unifirst Corporation - Mass
Union Planters Corp.
United Parcel Service CL B
Unumprovident Corp.
US Bancorp Del
US Oncology, Inc.
VF Corporation
Vialink Company
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Waste Management, Inc. DEL
WEBMD Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


895925105
896047107
902124106
904708104
908068109
911312106
91529Y106
902973304
90338W103
918204108
92552Q101
929903102
931422109
931142103
939322103
94106L109
94769M105



$22,538,071
$15,256,183
     $270,313
     $587,619
     $241,725
    $230,472
    $146,300
 $1,367,624
    $184,875
 $1,360,978
       $2,340
 $6,785,014
 $9,848,755
 $7,196,823
 $7,049,414
 $9,698,705
    $455,968



427,262
302,462
9,435
21,306
8,098
3,300
10,000
49,462
12,500
29,143
36,000
144,362
298,900
120,570
165,053
321,362
51,290



427,262
302,462
9,435
21,306
8,098
3,300
10,000
49,462
12,500
29,143
36,000
144,362
298,900
120,570
165,053
321,362
51,290











Triad Guaranty Inc.
Tribune Co
Tyco Intl Ltd New
Unifirst Corporation - Mass
Union Planters Corp.
United Parcel Service CL B
Unumprovident Corp.
US Bancorp Del
US Oncology, Inc.
VF Corporation
Vialink Company
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Waste Management, Inc. DEL
WEBMD Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


427,262
302,462
9,435
21,306
8,098
3,300
10,000
49,462
12,500
29,143
36,000
144,362
298,900
120,570
165,053
321,362
51,290



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Wellpoint Health Networks
Wells Fargo & Co.
Westar Energy, Inc.
Wheaton River Min. Ltd.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.


common
common
common
common
common
common
common

94973H108
949746101
95709T100
962902102
983024100
98385X106
988498101

$2,675,263
  $598,152
  $314,400
    $44,460
$1,190,485
$1,146,148
  $312,240

23,525
10,555
15,000
13,000
31,704
45,410
8,219

23,525
10,555
15,000
13,000
31,704
45,410
8,219


Grand Total 03/31/04





531,888,606












Wellpoint Health Networks
Wells Fargo & Co.
Westar Energy, Inc.
Wheaton River Min. Ltd.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.

0
0
0
0
0
0
0

0
0
0
0
0
0
0

23,525
10,555
15,000
13,000
31,704
45,410
8,219

0
0
0
0
0
0
0

0
0
0
0
0
0
0













